Stock-based Compensation (Details) - USD ($)		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Stock-based Compensation [Line Items]
Number of shares issuance				2,491,999
Stock-based compensation expense		$ 449,372,000	$ 361,759,000	$ 662,448,000	$ 1,104,446,000
Total unrecognized compensation cost	$ 1,454,969	$ 1,454,969		$ 993,791
Weighted average expiration of outstanding options	2 years 1 month 28 days			2 years 3 months 18 days
Weighted average grant date fair value				$ 0.66	$ 0.85
2011 Equity Incentive Plan [Member]
Stock-based Compensation [Line Items]
Number of shares issuance	1,754,852	1,754,852		9,158,219
Stock-based compensation plan effective period				10 years
Stock Options [Member]
Stock-based Compensation [Line Items]
Stock-based compensation expense		$ 449,372	$ 361,759	$ 662,448	$ 1,104,446
Weighted average expiration of outstanding options	6 years 8 months 4 days			6 years 5 months 15 days